Controlled Entities (Tables)	12 Months Ended
Jun. 30, 2020
Controlled Entities [Abstract]
Schedule of subsidiaries
		Percentage of Ownership
	Country of Incorporation	30 June 2020	30 June 2019

Parent Entity:
Immuron Limited	Australia	—	—

Subsidiaries of Immuron Limited:
Immuron Inc.	USA	100%	100%
Anadis EPS Pty Ltd	Australia	100%	100%
IMC Canada Ltd.	Canada	100%	100%